Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Supplemental Balance Sheet and Other Information
Supplemental balance sheet and other information related to leases was as follows:

(in thousands, except lease term and discount rate)	Location in balance sheet	December 31, 2019
Operating lease right-of-use assets	Other long-term assets	$57,305
Current operating lease liabilities	Accrued and other current liabilities	$18,739
Long-term operating lease liabilities	Other long-term liabilities	$39,631

Weighted average remaining lease term - operating leases (in years)		3.71
Weighted average discount rate - operating leases		2.39%

Components of Lease Expense	The components of lease expense were as follows:

Year Ended December 31,
(in thousands)	2019
Operating lease cost	$24,378

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows:

Year Ended December 31,
(in thousands)	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(26,113)

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$24,670

Maturities of Lease Liabilities
Maturities of lease liabilities were as follows:

(in thousands)	Operating Leases
2020	$19,914
2021	16,009
2022	11,885
2023	7,119
2024	3,391
Thereafter	3,202
Total lease payments(1)	61,520
Less imputed interest	(3,150)
Total	$58,370
(1) Total lease payments exclude payments associated to the lease agreement discussed below that has not yet commenced.